Financial Instruments and Risk Management - Schedule of Accounts Receivable Ageing (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Product sales
Loss allowance	[1]			$ (40,615)
Accounts receivable				946,944
Current [Member]
Statement Line Items [Line Items]
Product sales				892,343
31 - 60 Days [Member]
Statement Line Items [Line Items]
Product sales				34,331
61 - 90 Days [Member]
Statement Line Items [Line Items]
Product sales				60,885
>90 days [Member]
Statement Line Items [Line Items]
Product sales

[1]	The Company applies IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.